Provisions	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Provisions

24. Provisions

Changes in provisions are as follows:

				(In millions of yen)
	Loss allowance for undrawn loan commitments	Asset retirement obligations	Other	Total
Balance as of April 1, 2024	5,166	2,102	27	7,295
Changes in ECL	(1,836)	—	—	(1,836)
Additions	—	1,841	—	1,841
Unwinding of discount	—	3	—	3
Utilized	—	(83)	(27)	(110)
Other	—	(152)	—	(152)
Balance as of March 31, 2025	3,330	3,711	—	7,041
Changes in ECL	22	—	—	22
Additions	—	19	1	20
Unwinding of discount	—	22	—	22
Utilized	—	(282)	—	(282)
Other	—	580	—	580
Balance as of March 31, 2026	3,352	4,050	1	7,403

Loss allowance for undrawn loan commitments

The lending commitments of the Group mainly consist of the shopping limits and cashing limits that are granted to customers in the Group's credit card business.

The total amount of the undrawn balances as of year end is as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Undrawn loan commitments	9,954,633	10,622,322

The undrawn balance of the shopping limit and cash advance limit does not indicate that the total amount of the balance will be used in the future because customers may use the credit card up to the limit at any time and do not always use the full amount of the limit and the Group may change the limit at its discretion. Also, since any amounts drawn by customers are repayable on demand, the Company considers the undrawn lending commitments are due within one year.

Asset retirement obligations

The Group recognizes asset retirement obligations for restoring leased properties to their original conditions upon termination of the lease contract based on contracts and agreements. The asset retirement obligations are measured using a discounted cash flow model at a pre-tax discount rate which can be reasonably estimated. The estimated future cash flow represents the management’s best estimates of the expenses expected to be incurred for restoring an asset to its original condition specified in the lease contracts.

These expenses are expected to be paid after the estimated period of use. However, the amounts will be affected by future business plans including extension or termination of lease contracts.